Other Balance Sheet Components	12 Months Ended
Dec. 31, 2016
Other Balance Sheet Components
Other Balance Sheet Components

8. Other Balance Sheet Components

	As of December 31,
	2014	2015	2016
	(In thousands)
Accounts receivable, net:
Due from third parties		$33,592	$66,701
Due from Alibaba		54,052	24,293
Due from other related parties		33,961	31,589

Total gross amount		$121,605	$122,583
Allowance for doubtful accounts:
Balance at the beginning of the year	(3,242)	(2,440)	(1,375)
Reversal (additional provision) charged to expenses, net	(2,138)	368	(7,787)
Write-off	2,940	697	2,633

Balance at the end of the year	(2,440)	(1,375)	(6,529)

		$120,230	$116,054

Prepaid expenses and other current assets:
Rental and other deposits		$3,636	$3,965
Prepayment for investments		25,574	24,953
Advertising prepayment		3,531	5,267
Prepayment to outsourced service providers		5,422	4,043
Amounts deposited by users*		—	21,203
Others		4,132	7,233

		$42,295	$66,664

Property and equipment, net:
Computers and equipment		$93,947	$94,170
Leasehold improvements		4,795	2,054
Furniture and fixtures		1,309	922
Others		1,464	1,655

Property and equipment, gross		101,515	98,801
Less: Accumulated depreciation		(78,665)	(75,985)

		$22,850	$22,816

Accrued and other liabilities**:
Payroll and welfare		$25,972	$33,786
Marketing expenses		30,035	40,968
Payroll withholding taxes		3,547	3,547
Sales rebates		19,593	31,598
Professional fees		3,127	4,255
VAT and other tax payable		23,071	35,728
Payable to other service providers		2,673	1,457
Amounts due to users*		—	21,203
Others		9,022	7,600

		$117,040	$180,142

* Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelops” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

** Include amounts due to third parties, employees, related parties and Weibo wallet users.